Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Concentration risk percentage	91.00%	88.00%	87.00%
Major customer A [member]
Concentration Risk [Line Items]
Concentration risk percentage	30.00%	31.00%	29.00%
Major customer B [member]
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	26.00%	26.00%
Major customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	13.00%	14.00%
Major customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	18.00%	18.00%